Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line Items]
Interest bearing	$ 72,116
Non-interest bearing	105,236
Payables after notice	284,840
Payable on a fixed date	421,377
Total	883,569	$ 875,443	$ 769,478
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	50,828
Non-interest bearing	69,847
Payables after notice	126,098
Payable on a fixed date	301,232
Total	548,005		515,290
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	21,165
Non-interest bearing	35,380
Payables after notice	156,567
Payable on a fixed date	79,038
Total	292,150		217,720
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	123
Non-interest bearing	9
Payables after notice	2,175
Payable on a fixed date	41,107
Total	43,414		36,468
Banks [member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,069
Non-interest bearing	1,698
Payables after notice	1,582
Payable on a fixed date	22,394
Total	29,743		30,901
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	54,025
Non-interest bearing	62,587
Payables after notice	157,947
Payable on a fixed date	278,929
Total	553,488		495,831
Individuals [member]
Disclosure Of Deposits [Line Items]
Interest bearing	14,022
Non-interest bearing	40,951
Payables after notice	125,311
Payable on a fixed date	120,054
Total	$ 300,338		$ 242,746